Financial liabilities at amortized cost - borrowings and financing (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities At Amortized Cost Borrowings And Financing
Balance at beginning of the year		$ 10,011	$ 79,742
Interest accrued		84	1,904
Payments – principal		(10,633)	(66,403)
Payments – interest		(134)	(1,976)
Effect of changes in exchange rates (OCI)		672	(3,256)
Balance at end of the year			$ 10,011